Cover	Oct. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2023
Entity File Number	1-3390
Entity Registrant Name	Seaboard Corporation
Entity Central Index Key	0000088121
Entity Tax Identification Number	04-2260388
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9000 West 67th Street
Entity Address, City or Town	Merriam
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66202
City Area Code	913
Local Phone Number	676-8928
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $1.00 Par Value
Trading Symbol	SEB
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false